Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) In Thousands	3 Months Ended	12 Months Ended
	May 02, 2009	Apr. 30, 2011	May 01, 2010	Jan. 31, 2009
Consolidated Statements of Changes in Shareholders' Equity
Stock options exercised, shares	280	1,024	313	488
Treasury stock acquired, shares	83	125	137	6,604